Organization and principal activities	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

X Financial (the “Company” or “X Financial”) is an exempted company incorporated with limited liabilities in the Cayman Islands under the laws of the Cayman Islands on January 5, 2015. The Company, its subsidiaries and its variable interest entities (collectively referred to as the “Group”) provides personal finance services in the People’s Republic of China (“PRC”) by connecting borrowers and investors through a proprietary internet platform.

The Group began the operations through Shenzhen Ying Zhong Tong Financial Information Service Co., Ltd. (“Shenzhen Ying Zhong Tong”), which was founded in March 2014 in the Chinese Mainland by Mr. Tang, Chief Executive Officer and Mr. Zhu (the “Founders”) who collectively held more than 50% of the equity holdings.

During the period of 2015 to 2016, the Founders also established a number of special purpose vehicles (“SPVs”) to carry out personal finance business in the Chinese Mainland. At the formation date of each SPV, Shenzhen Ying Zhong Tong entered into a series of contractual agreements with the SPV and its nominal shareholder(s) include Shareholders’ Voting Rights Proxy Agreements, Exclusive Call Option Agreements, Exclusive Business Cooperation Agreements, and Equity Pledge Agreements, through which Shenzhen Ying Zhong Tong (1) has power to direct the activities that most significantly affects the economic performance of the SPV and (2) can receive the economic benefits of the SPVs that could be significant to the SPV. Accordingly, Shenzhen Ying Zhong Tong is the primary beneficiary of the SPVs.

On January 5, 2015, X Financial was incorporated in the Cayman Islands by the Founders and one other individual. The Founders collectively held more than 50% of the equity holdings of X Financial. Further, Mr. Zhu designated all of his shareholder rights to Mr. Tang through a proxy agreement. As such, Mr. Tang effectively was the controlling shareholder of the Company since its incorporation.

On August 7, 2015, the Company completed its equity financing by issuing 38,095,238 ordinary shares to an unrelated third-party investor at a consideration of US$60,000,000. In conjunction with the equity financing, the Company also issued an additional 40,000,000 ordinary shares to Mr. Yue Tang. Mr. Tang remained as the effective controlling shareholder.

In order to raise capital through its initial public offering (“IPO”) in the United States, the Group undertook a series of transactions since late 2016 with X Financial being proposed as the listing entity (“Reorganization”):

As Chinese Mainland laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company established a wholly-owned foreign invested subsidiary in the Chinese Mainland, Xiaoying (Beijing) Information Technology Co., Ltd. (“Beijing WFOE”) on October 28, 2015. The existing contractual agreements with the SPVs and SPVs’ shareholders held by Shenzhen Ying Zhong Tong were assigned to Beijing WFOE.

On October 19, 2016, Shenzhen Xiaoying Technology Co., Ltd. (“Shenzhen Xiaoying”) was incorporated in the Chinese Mainland by the same shareholders of the Company with identical shareholdings. In December 2016, Shenzhen Xiaoying acquired Shenzhen Ying Zhong Tong for nominal consideration and Shenzhen Ying Zhong Tong became the wholly-owned subsidiary of Shenzhen Xiaoying. As both Shenzhen Xiaoying and Shenzhen Ying Zhong Tong were controlled by Mr. Tang at the time, the transaction was a reorganization under common control.

X Financial, through its Chinese Mainland subsidiary, Beijing WFOE, entered into a series of contractual arrangements with Shenzhen Xiaoying, Beijing Ying Zhong Tong Rongxun Technology Service Co., Ltd. (“Beijing Ying Zhong Tong”) in December 2017, and Shenzhen Xintang Information Consulting Co., Ltd. (“Shenzhen Xintang”, previously named “Shenzhen Tangren Financing Guarantee Co., Ltd.”) in December 2016 and the shareholders of these entities respectively. Shenzhen Xiaoying, Beijing Ying Zhong Tong, Shenzhen Xintang and the SPVs are collectively referred to as “VIEs”. The series of contractual agreements included Shareholders’ Voting Rights Proxy Agreements, Spouse Consent Agreement, Exclusive Call Option Agreements, Exclusive Business Cooperation Agreements, and Equity Pledge Agreements. The Group believed that these contractual agreements would enable Beijing WFOE to (1) have power to direct the activities that most significantly affects the economic performance of the new VIEs and (2) receive the economic benefits of the VIEs that could be significant to the new VIEs. Accordingly, the Group is the primary beneficiary of the VIEs through Beijing WFOE.

In conjunction with the Reorganization, the Group completed equity financing of RMB1 billion in June 2017. This round of equity financing was initially conducted by increasing registered capital of Shenzhen Xiaoying by 9 existing and new investors. Subsequently, X Financial issued additional shares to the affiliates of the same shareholders of this round of equity financing such that the shareholder ownership in X Financial mirrored those in Shenzhen Xiaoying.

The Group considered the Reorganization as a reorganization of entities under common control. Accordingly, the accompanying financial statements have been prepared using historical cost basis as if the Reorganization had occurred at the beginning of the first period presented.

During December 2017, Beijing WFOE acquired two subsidiaries from Shenzhen Xiaoying at cost. During February and March 2018, one of the Group’s wholly-owned subsidiaries Shenzhen Xiaoying Puhui Technology Co., Ltd. (“Shenzhen Puhui”) acquired four subsidiaries from one of the VIE entities Shenzhen Ying Zhong Tong at cost. During 2018, predominantly all of the SPVs under Shenzhen Xiaoying had been transferred to Shenzhen Xiaoying Puhui Technology Co., Ltd. These transactions represented a reorganization of entities under common control as they were already within the consolidated Group, with no impact to the consolidated financials.

During September 2018, the Group completed an initial public offering of 11,763,478 American depositary shares (“ADSs”) at an initial offering price of US$9.50 which included the ADSs sold upon the exercise of the over-allotment option granted to the underwriters, representing 23,526,956 Class A ordinary shares.

On May 31, 2021, Shenzhen Xiaoying Microcredit Co., Ltd. (“Xiaoying Microcredit”) was incorporated in the Chinese Mainland with online microcredit business operating license by Shenzhen Xiaoying. Shenzhen Xiaoying had completed the capital contributions of RMB1 billion to Xiaoying Microcredit by the end of November, 2021.

On May 20, 2022, Tianjin Yuexin Financing Guarantee Co., Ltd. (“Tianjin Yuexin”) was incorporated in the Chinese Mainland with financing guarantee license by Shenzhen Puhui. Shenzhen Puhui had completed the capital contributions of RMB50 million to Tianjin Yuexin in 2022. By the end of December 2023, the registered capital of Tianjin Yuexin was increased to RMB1 billion.

Shenzhen Xintang did not renew its financing guarantee license in 2022. The Group settled the remaining business of Shenzhen Xintang in the first quarter of 2023. And Shenzhen Xintang (VIE) no longer guarantees any loan products. By the end of December 2023, the registered capital of Shenzhen Xintang was decreased to RMB1 million.

As of December 31, 2024, the Company’s principal subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly-owned subsidiaries
YZT (HK) Limited	January 14, 2015	Hong Kong	100%	Investment holding
Xiaoying (Beijing) Information Technology Co., Ltd. (“Beijing WFOE”)	October 28, 2015	Beijing	100%	Technology development and service, sale of products
Shenzhen Xiaoying Puhui Technology Co., Ltd. (“Shenzhen Puhui”)	December 6, 2016	Shenzhen	100%	Technology development and service, sale of products
Shenzhen Xiaoying Information Technology Co., Ltd. (“Shenzhen Xiaoying IT”)	November 28, 2016	Shenzhen	100%	Technology development and service, sale of products
Tianjin Yuexin Financing Guarantee Co., Ltd. (“Tianjin Yuexin”)	May 20, 2022	Tianjin	100%	Guarantee services
Dingyue Digital and Information Technology (Shenzhen) Co., Ltd. (“Dingyue”)	November 5, 2021	Shenzhen	100%	Technology development service
VIEs
Shenzhen Xiaoying Technology Co., Ltd. (“Shenzhen Xiaoying”)	October 19, 2016	Shenzhen	100%	Technology development and service, sale of products
Beijing Ying Zhong Tong Rongxun Technology Service Co., Ltd. (“Beijing Ying Zhong Tong”)	March 27, 2015	Beijing	100%	Technology development and service, sale of products
Shenzhen Xintang Information Consulting Co., Ltd. (“Shenzhen Xintang”)	December 16, 2016	Shenzhen	100%	Consulting services
Significant subsidiaries of the VIEs
Shenzhen Ying Zhong Tong Financial Information Service Co., Ltd. (“Shenzhen Ying Zhong Tong”)	March 7, 2014	Shenzhen	100%	Technology development and service, sale of products
Shenzhen Ying Ai Gou Trading Co., Ltd. (“Shenzhen Ying Ai Gou”)	October 25, 2018	Shenzhen	100%	E-commerce services
Shenzhen Xiaoying Microcredit Co., Ltd. (“Xiaoying Microcredit”)	May 31,2021	Shenzhen	100%	Microcredit services